Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (42,588,554)	$ (5,945,133)	¥ (49,871,259)	¥ (59,167,301)